Business And Oil And Gas Property Acquisitions And Dispositions	6 Months Ended
Jun. 30, 2013
Business And Oil And Gas Property Acquisitions And Dispositions	5. BUSINESS AND OIL AND GAS PROPERTY ACQUISITIONS AND DISPOSITIONS During the three and six months ended June 30, 2013, we did not enter into any significant property acquisitions.